Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Net sales	$ 1,578,203	$ 1,328,297	$ 1,139,291
Cost of sales	1,148,232	950,701	764,856
Gross profit	429,971	377,596	374,435
Selling, general and administrative expenses	231,918	207,493	202,457
Research and development costs	20,320	18,159	16,069
Other expenses, net	6,061	7,581	9,047
Restructuring income	40,253	0	0
Restructuring expenses	15,620	6,492	30,048
Income from operations	196,305	137,871	116,814
Interest and other financial expense, net	28,642	44,135	43,300
Reclassification of actuarial losses from AOCI	0	9,687	104
Income from operations before income taxes and equity in earnings of affiliated companies	167,663	84,049	73,410
Income tax expense	46,944	19,736	24,363
Equity in earnings of affiliated companies, net of tax	591	547	462
Net income	$ 121,310	$ 64,860	$ 49,509
Weighted-average shares outstanding (in thousands of shares):
Basic (in shares)	59,567	59,320	59,353
Diluted (in shares)	61,049	60,674	60,154
Earnings per share (USD per share):
Basic (in USD per share)	$ 2.04	$ 1.09	$ 0.83
Diluted (in USD per share)	1.99	1.07	0.82
Dividends per share (in USD per share)	$ 0.80	$ 0.77	$ 0.74